Income Taxes - Rollforward of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Roll forward of valuation allowance:
BALANCE AT BEGINNING OF THE YEAR	$ 46,938
BALANCE AT END OF THE YEAR	51,744	$ 46,938
Valuation Allowance of Deferred Tax Assets
Roll forward of valuation allowance:
BALANCE AT BEGINNING OF THE YEAR	46,938	60,003	$ 55,666
CHARGED (CREDITED) TO EXPENSE	8,406	(8,337)	6,211
OTHER INCREASES/ (DECREASES)	(3,600)	(4,728)	(1,874)
BALANCE AT END OF THE YEAR	$ 51,744	$ 46,938	$ 60,003